Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		5 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024		Mar. 31, 2026	Mar. 31, 2025		Sep. 30, 2025
Cash flows from operating activities:
Net loss	$ (1,330,001)	$ (1,404,996)	$ (350,599)	[1]	$ (1,982,636)	$ (2,242,454)		$ (3,820,078)
Adjustments to reconcile net (loss) income to net cash used in operating activities
Employee stock-based compensation			158,972	[2]	1,118,770	1,444,732		1,932,864
Non-employee stock-based compensation					51,533
Depreciation expense	91	83	23	[2]	181	150		331
Changes in operating assets and liabilities:
Prepaid expenses			(29,989)	[2]	(6,210,530)	(96,885)		(115,005)
Other current assets			(664,000)	[2]		664,000		664,000
Accrued liabilities			143,115	[2]	(113,609)	(97,390)		108,943
Contract liability					11,200,000
Other current liabilities			224,000	[2]		(224,000)		(224,000)
Net cash provided by (used in) operating activities			(518,478)	[2]	4,063,709	(551,847)		(1,452,945)
Cash flows from investing activities:
Purchase of property and equipment			(1,352)	[2]		(459)		(459)
Net cash used in investing activities			(1,352)	[2]		(459)		(459)
Cash flows from financing activities:
Issuance of common stock			946,966	[2]	287,000	1,398,400		1,398,400
Payments on insurance premium financing payable					(25,000)
Cash received from issuance of founder shares			586	[2]
Net cash provided by financing activities			947,552	[2]	262,000	1,398,400		1,398,400
Net change in cash, cash equivalents and restricted cash			427,722	[2]	4,325,709	846,094		(55,004)
Cash, cash equivalents and restricted cash, beginning of period				[2]	372,718	427,722	[2]	427,722 [2]
Total cash, cash equivalents and restricted cash	4,698,427	1,273,816	427,722	[2]	4,698,427	1,273,816		372,718
Cash, cash equivalents and restricted cash reconciliation:
Cash and cash equivalents	3,498,427	1,273,816			3,498,427	1,273,816
Restricted cash	$ 1,200,000				1,200,000
Supplemental disclosures of cash flow information:
Cash paid for interest				[2]	1,037
Cash paid for taxes				[2]
Supplemental disclosures of non-cash investing and financing activities:
Insurance premiums financed with issuance of a liability					$ 112,500

[1]	The Company was incepted May 3, 2024 and therefore the prior period information may not be comparable
[2]	The Company was incepted May 3, 2024 and therefore the prior period information may not be comparable